AAM S&P Emerging Markets High Dividend Value ETF
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 89.9%	Shares	Value
Brazil - 10.8%
Ambev SA	66,000	$134,855
Banco do Brasil SA	28,900	135,585
CPFL Energia SA	23,511	135,008
CSN Mineracao SA	154,750	141,261
Hypera SA	27,744	140,910
TIM SA	46,885	144,070
		831,689

Chile - 1.8%
Quinenco SA	40,182	139,575

China - 20.0%
China Coal Energy Company, Ltd. - H Shares	138,000	139,908
China Minsheng Banking Corporation, Ltd. - H Shares	387,500	137,401
China Railway Signal & Communication Corporation, Ltd. – H Shares	317,000	131,475
Chongqing Changan Automobile Company, Ltd. - Class B	284,700	140,673
CRRC Corporation, Ltd. – H Shares	212,000	131,347
Guangzhou Automobile Group Company, Ltd. – H Shares	382,000	140,829
Hisense Home Appliances Group Company, Ltd.	47,000	151,914
Inner Mongolia ERDOS Resources Company, Ltd. - Class B	168,100	142,381
Longfor Group Holdings, Ltd. (a)	107,500	139,810
Tianqi Lithium Corporation – H Shares	53,200	145,735
Zhejiang Expressway Company, Ltd. - H Shares	208,000	136,590
		1,538,063

Egypt - 1.4%
Abou Kir Fertilizers & Chemical Industries	83,950	107,097

Greece - 1.7%
Star Bulk Carriers Corporation	5,975	134,676

Hong Kong - 3.4%
C&D International Investment Group, Ltd.	77,000	129,122
Guangdong Investment, Ltd.	260,000	136,457
		265,579

Hungary - 1.9%
Richter Gedeon Nyrt	5,055	144,081

Indonesia - 7.3%
Adaro Energy Indonesia Tbk PT	708,700	140,345
Indofood Sukses Makmur Tbk PT	374,400	141,033
Kalbe Farma Tbk PT	1,426,400	139,482
Perusahaan Gas Negara Tbk PT	1,417,500	139,484
		560,344

Kuwait - 1.8%
Mobile Telecommunications Company KSCP	92,880	138,309

Poland - 1.8%
Orange Polska SA	71,128	142,347

Qatar - 1.8%
Ooredoo QPSC	48,050	137,908

Republic of Korea - 5.4%
GS Holdings Corporation	4,147	147,295
Kia Corporation	1,620	131,906
KT&G Corporation	2,054	139,196
		418,397

Russia - 0.0%(b)
X5 Retail Group NV - GDR (c)(d)	5,978	0

South Africa - 5.5%
African Rainbow Minerals, Ltd.	11,656	138,401
Exxaro Resources, Ltd.	13,108	140,417
Growthpoint Properties, Ltd.	209,177	141,895
		420,713

South Korea - 9.4%
BGF retail Company, Ltd.	1,867	140,220
Cheil Worldwide, Inc.	10,903	140,569
E-MART, Inc.	3,335	146,311
HD Hyundai Company, Ltd.	2,382	145,161
Woori Financial Group, Inc.	13,073	149,460
		721,721

Taiwan - 6.8%
Pegatron Corporation	43,000	131,473
Synnex Technology International Corporation	62,000	134,110
Wistron Corporation	45,000	132,522
WT Microelectronics Company, Ltd.	39,000	123,395
		521,500

Thailand - 5.5%
Bangkok Chain Hospital pcl - NVDR	298,600	144,085
Bangkok Dusit Medical Services pcl - NVDR	193,800	142,720
Electricity Generating pcl - NVDR	51,100	140,491
		427,296

United Arab Emirates - 3.6%
Emaar Development PJSC	60,304	139,390
Emaar Properties PJSC	60,376	141,858
		281,248
TOTAL COMMON STOCKS (Cost $7,237,178)		6,930,543

PREFERRED STOCKS - 9.0%	Shares	Value
Brazil - 7.2%
Banco Bradesco SA	62,000	136,224
Cia Energetica de Minas Gerais	73,234	141,345
Petroleo Brasileiro SA	20,607	135,831
Raizen SA	256,900	136,795
		550,195

Colombia - 1.8%
Bancolombia SA	16,775	140,515
TOTAL PREFERRED STOCKS (Cost $619,457)		690,710

SHORT-TERM INVESTMENTS - 1.3%
Money Market Funds - 1.3%	Shares
Invesco Government & Agency Portfolio - Class Institutional, 5.23% (e)	99,828	99,828
TOTAL SHORT-TERM INVESTMENTS (Cost $99,828)		99,828

TOTAL INVESTMENTS - 100.2% (Cost $7,956,463)		7,721,081
Liabilities in Excess of Other Assets - (0.2)%		(14,835)
TOTAL NET ASSETS - 100.0%		$7,706,246

Percentages are stated as a percent of net assets.

GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
PJSC - Public Joint Stock Company

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2024, the value of these securities total $139,810 or 1.8% of the Fund’s net assets.

(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of July 31, 2024.

(d)	Non-income producing security.
(e)	The rate shown represents the 7-day effective yield as of July 31, 2024.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

AAM S&P Emerging Markets High Dividend Value ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$6,930,543	$–	$0	(a)	$6,930,543
Preferred Stocks	690,710	–	–		690,710
Money Market Funds	99,828	–	–		99,828
Total Investments	$7,721,081	$–	$0	(a)	$7,721,081

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Amount is less than $0.50.